Intangible Assets	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 6 - Intangible Assets

Intangible assets consist of the following:

	December 31, 2014
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	34,249	24,492	9,757
Web-site content	78,456	78,456	-
Subscribers list	7,845	7,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$246,081	$236,324	$9,757

	December 31, 2013
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	51,219	27,730	23,489
Web-site content	178,456	156,856	21,600
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$412,051	$366,962	$45,089

During the years ended December 31, 2014, 2013 and 2012, amortization expenses charged to operations was $10,624, $25,114, and $30,298 respectively.

During the year ended December 31, 2014, the Company retired the following intangible assets.

	Cost	Accum. Amortized	Loss on retirement

Intangible assets	$6,000	$4,862	$1,138

Also during the year ended December 31, 2014, the Company disposed of some of its intangible assets for cash proceeds $50,460. There was a gain on disposition of $ 26,860.